UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Special Value Trust

7/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par		Value ($)
Bonds – 77.7%
Aerospace – 1.5%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		$395,000	$390,063
Vought Aircraft Industries, Inc., 8%, 2011		440,000	405,900

			$795,963

Airlines – 0.5%
Continental Airlines, Inc., 7.339%, 2014		$322,000	$241,500

Apparel Manufacturers – 0.0%
Propex Fabrics, Inc., 10%, 2012 (d)		$395,000	$2,963

Asset Backed & Securitized – 6.7%
Anthracite Ltd., CDO, 6%, 2037 (z)		$450,000	$225,000
Banc of America Commercial Mortgage, Inc., 6.388%, 2018 (z)		328,951	207,553
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		79,804	70,543
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017		332,318	291,467
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2017		77,897	69,128
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		220,000	135,860
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		72,952	63,918
Falcon Franchise Loan LLC, FRN, 3.42%, 2025 (i)(z)		500,462	52,074
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		230,909	204,533
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047		117,962	103,752
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047		157,602	136,744
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049		142,189	101,411
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049		217,049	152,144
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049		595,809	405,038
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		95,000	67,801
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050		95,000	66,956
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049		249,789	217,552
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		64,000	56,631
Morgan Stanley Capital I, Inc., FRN, 1.444%, 2039 (i)(n)		697,506	18,240
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)		225,000	140,625
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)		300,000	219,000
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)		187,000	69,424
Wachovia Bank Commercial Mortgage Trust, FRN, 5.691%, 2047		142,497	99,361
Wachovia Bank Commercial Mortgage Trust, FRN, 5.751%, 2047		89,972	61,192
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051		251,812	224,585

			$3,460,532

Automotive – 3.4%
Allison Transmission, Inc., 11%, 2015 (n)		$670,000	$606,350
FCE Bank PLC, 7.125%, 2012	EUR	250,000	323,544
Ford Motor Credit Co. LLC, 12%, 2015		$335,000	282,329
Ford Motor Credit Co. LLC, 8%, 2016		305,000	215,550
Ford Motor Credit Co. LLC, FRN, 4.36%, 2010		160,000	136,778
General Motors Corp., 8.375%, 2033		436,000	214,730

			$1,779,281

Broadcasting – 5.7%
Bonten Media Acquisition Co., 9%, 2015 (n)(p)		$165,000	$125,400
CanWest MediaWorks LP, 9.25%, 2015 (n)		130,000	100,750
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012		360,000	361,800
Lamar Media Corp., 6.625%, 2015		205,000	184,500
Lamar Media Corp., “C”, 6.625%, 2015		130,000	117,000
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013		875,000	715,313
LBI Media, Inc., 8.5%, 2017 (n)		130,000	99,613
LIN TV Corp., 6.5%, 2013		90,000	78,300
Local TV Finance LLC, 9.25%, 2015 (n)(p)		210,000	159,600
Newport Television LLC, 13%, 2017 (n)(p)		330,000	282,150
Nexstar Broadcasting Group, Inc., 7%, 2014		280,000	230,300

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Univision Communications, Inc., 9.75%, 2015 (n)(p)	$475,000	$362,188
Young Broadcasting, Inc., 8.75%, 2014	405,000	173,138

		$2,990,052

Brokerage & Asset Managers – 1.0%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$580,000	$522,000

Building – 1.9%
Associated Materials, Inc., 9.75%, 2012	$75,000	$73,875
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	230,000	140,875
Building Materials Corp. of America, 7.75%, 2014	195,000	152,100
Nortek Holdings, Inc., 10%, 2013 (n)	110,000	98,450
Nortek Holdings, Inc., 8.5%, 2014	330,000	186,863
Ply Gem Industries, Inc., 9%, 2012	400,000	208,000
Ply Gem Industries, Inc., 11.75%, 2013 (n)	130,000	116,350

		$976,513

Business Services – 0.7%
SunGard Data Systems, Inc., 10.25%, 2015	$360,000	$365,400

Cable TV – 4.4%
CCH I Holdings LLC, 11%, 2015	$433,000	$327,998
CCH II Holdings LLC, 10.25%, 2010	660,000	628,650
CCO Holdings LLC, 8.75%, 2013	755,000	698,375
CSC Holdings, Inc., 8.5%, 2015 (n)	165,000	162,525
Mediacom LLC, 9.5%, 2013	305,000	288,225
NTL Cable PLC, 9.125%, 2016	173,000	160,025

		$2,265,798

Chemicals – 3.7%
Innophos, Inc., 8.875%, 2014	$595,000	$595,000
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	547,000	492,300
Koppers Holdings, Inc., 9.875%, 2013	150,000	157,313
Momentive Performance Materials, Inc., 9.75%, 2014	75,000	66,375
Momentive Performance Materials, Inc., 11.5%, 2016	500,000	385,000
Nalco Co., 8.875%, 2013	240,000	247,800

		$1,943,788

Computer Software – 0.7%
First Data Corp., 9.875%, 2015 (n)	$425,000	$376,125

Consumer Goods & Services – 1.4%
GEO Group, Inc., 8.25%, 2013	$210,000	$213,150
Jarden Corp., 7.5%, 2017	245,000	213,150
KAR Holdings, Inc., 10%, 2015	270,000	224,100
Ticketmaster, 10.75%, 2016 (z)	100,000	103,500

		$753,900

Containers – 0.5%
Graham Packaging Co. LP, 9.875%, 2014	$305,000	$260,775

Electronics – 1.1%
Avago Technologies Finance, 11.875%, 2015	$335,000	$356,775
Spansion LLC, 11.25%, 2016 (n)	310,000	192,200

		$548,975

Emerging Market Quasi-Sovereign – 0.3%
Naftogaz Ukraine, 8.125%, 2009	$100,000	$89,250
OAO Gazprom, 9.625%, 2013	60,000	65,850

		$155,100

Emerging Market Sovereign – 0.2%
Republic of Ecuador, 10%, 2030	$134,000	$123,280

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Independent – 3.7%
Chaparral Energy, Inc., 8.875%, 2017		$255,000	$219,938
Hilcorp Energy I LP, 7.75%, 2015 (n)		245,000	224,788
Hilcorp Energy I LP, 9%, 2016 (n)		90,000	88,200
Mariner Energy, Inc., 8%, 2017		150,000	141,375
OPTI Canada, Inc., 8.25%, 2014		375,000	377,813
Plains Exploration & Production Co., 7%, 2017		330,000	308,550
Quicksilver Resources, Inc., 7.125%, 2016		375,000	323,438
SandRidge Energy, Inc., 8%, 2018 (n)		230,000	227,700

			$1,911,802

Entertainment – 1.1%
AMC Entertainment, Inc., 11%, 2016		$155,000	$156,938
Marquee Holdings, Inc., 9.505%, 2014		535,000	423,988

			$580,926

Financial Institutions – 0.5%
General Motors Acceptance Corp., 6.875%, 2011		$233,000	$153,850
General Motors Acceptance Corp., 8%, 2031		227,000	127,198

			$281,048

Food & Beverages – 0.8%
ARAMARK Corp., 8.5%, 2015		$190,000	$189,288
Dean Foods Co., 7%, 2016		260,000	235,300

			$424,588

Forest & Paper Products – 2.0%
Abitibi-Consolidated, Inc., 7.4%, 2018		$130,000	$45,500
Georgia-Pacific Corp., 7.125%, 2017 (n)		135,000	124,538
Georgia-Pacific Corp., 8%, 2024		75,000	69,000
Graphic Packaging International Corp., 9.5%, 2013		270,000	251,100
JSG Funding PLC, 7.75%, 2015		30,000	27,000
Millar Western Forest Products Ltd., 7.75%, 2013		470,000	274,950
NewPage Holding Corp., 10%, 2012		75,000	71,813
Smurfit-Stone Container Corp., 8%, 2017		230,000	188,025

			$1,051,926

Gaming & Lodging – 5.6%
Firekeepers Development Authority, 13.875%, 2015 (z)		$340,000	$312,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		445,000	235,850
Harrah’s Operating Co., Inc., 5.5%, 2010		145,000	126,150
Harrah’s Operating Co., Inc., 5.375%, 2013		150,000	80,250
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		500,000	377,500
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		350,000	234,500
Host Marriott LP, 7.125%, 2013		145,000	133,400
Host Marriott LP, 6.75%, 2016		75,000	64,125
MTR Gaming Group, Inc., 9%, 2012		80,000	65,000
Newland International Properties Corp., 9.5%, 2014 (n)		156,000	135,720
Pinnacle Entertainment, Inc., 7.5%, 2015		375,000	279,375
Station Casinos, Inc., 6%, 2012		75,000	50,250
Station Casinos, Inc., 6.5%, 2014		475,000	229,188
Station Casinos, Inc., 6.875%, 2016		565,000	257,075
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		700,000	344,750

			$2,925,933

Industrial – 1.9%
Blount, Inc., 8.875%, 2012		$145,000	$146,813
JohnsonDiversey Holdings, Inc., 10.67%, 2013		325,000	325,000
JohnsonDiversey, Inc., 9.625%, 2012	EUR	70,000	104,782
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$390,000	396,825

			$973,420

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.5%
USI Holdings Corp., 9.75%, 2015 (n)	$310,000	$250,325

Major Banks – 1.0%
Bank of America Corp., 8% to 2018, FRN to 2059	$235,000	$216,788
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	335,000	309,882

		$526,670

Medical & Health Technology & Services – 6.9%
Accellent, Inc., 10.5%, 2013	$180,000	$165,600
Biomet, Inc., 10%, 2017	190,000	204,250
Biomet, Inc., 11.625%, 2017	510,000	538,688
Community Health Systems, Inc., 8.875%, 2015	470,000	473,525
DaVita, Inc., 7.25%, 2015	275,000	270,531
HCA, Inc., 9%, 2014	320,000	300,789
HCA, Inc., 6.375%, 2015	370,000	303,400
HCA, Inc., 9.25%, 2016	360,000	370,800
Psychiatric Solutions, Inc., 7.75%, 2015	135,000	131,963
Surgical Care Affiliates, Inc., 10%, 2017 (n)	185,000	142,450
U.S. Oncology, Inc., 10.75%, 2014	350,000	343,875
Universal Hospital Services, Inc., 8.5%, 2015 (p)	130,000	130,000
Universal Hospital Services, Inc., FRN, 6.302%, 2015	35,000	32,550
VWR Funding, Inc., 10.25%, 2015 (p)	180,000	165,150

		$3,573,571

Metals & Mining – 3.0%
FMG Finance Ltd., 10.625%, 2016 (n)	$460,000	$533,600
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	370,000	387,575
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015	345,000	346,663
PNA Group, Inc., 10.75%, 2016	230,000	273,125

		$1,540,963

Municipals – 0.5%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$255,000	$235,888

Natural Gas - Distribution – 0.4%
Inergy LP, 6.875%, 2014	$215,000	$193,500

Natural Gas - Pipeline – 0.6%
Atlas Pipeline Partners LP, 8.125%, 2015	$35,000	$34,213
Atlas Pipeline Partners LP, 8.75%, 2018 (n)	145,000	142,463
El Paso Corp., 7.25%, 2018	140,000	138,600

		$315,276

Network & Telecom – 2.3%
Cincinnati Bell, Inc., 8.375%, 2014	$280,000	$266,700
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	105,000	101,325
Qwest Capital Funding, Inc., 7.25%, 2011	515,000	490,538
Qwest Corp., 8.875%, 2012	115,000	114,713
Windstream Corp., 8.625%, 2016	235,000	237,938

		$1,211,214

Oil Services – 0.3%
Basic Energy Services, Inc., 7.125%, 2016	$165,000	$154,275

Oils – 0.3%
Petroleos de Venezuela S.A., 5.25%, 2017	$250,000	$166,625

Other Banks & Diversified Financials – 0.2%
CenterCredit International B.V., 8.625%, 2014	$100,000	$89,250

Printing & Publishing – 3.2%
American Media Operations, Inc., 10.25%, 2009 (z)	$13,417	$10,532
American Media Operations, Inc., “B”, 10.25%, 2009	369,000	289,665

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – continued
Dex Media West LLC, 9.875%, 2013	$249,000	$195,465
Dex Media, Inc., 0% to 2008, 9% to 2013	310,000	186,000
Dex Media, Inc., 0% to 2008, 9% to 2013	210,000	126,000
Idearc, Inc., 8%, 2016	383,000	174,265
Morris Publishing, 7%, 2013	220,000	114,400
Nielsen Finance LLC, 10%, 2014	235,000	236,763
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	205,000	139,913
Quebecor World, Inc., 6.125%, 2013 (d)	175,000	61,250
R.H. Donnelley Corp., 8.875%, 2016	240,000	115,800

		$1,650,053

Retailers – 1.0%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$51,288
Eye Care Centers of America, Inc., 10.75%, 2015	145,000	147,900
General Nutrition Centers, Inc., 7.199%, 2014 (p)	145,000	123,250
Sally Holdings LLC, 10.5%, 2016	230,000	221,375

		$543,813

Specialty Stores – 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$215,000	$193,500

Telecommunications - Wireless – 1.9%
Alltel Corp., 7%, 2012	$377,000	$386,425
MetroPCS Wireless, Inc., 9.25%, 2014	290,000	281,300
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	300,000	310,500

		$978,225

Transportation – 0.1%
Autopistas del Sol S.A., 11.5%, 2017 (z)	$124,500	$62,250

Transportation - Services – 0.6%
Eurocar Groupe S.A., FRN, 8.356%, 2013 (n)	EUR 140,000	$158,264
Hertz Corp., 8.875%, 2014	$165,000	151,388

		$309,652

Utilities - Electric Power – 5.2%
Dynegy Holdings, Inc., 7.5%, 2015	$145,000	$137,388
Mirant Americas Generation LLC, 8.5%, 2021	750,000	667,500
NGC Corp. Capital Trust, 8.316%, 2027	275,000	226,875
NRG Energy, Inc., 7.375%, 2016	995,000	965,150
Reliant Energy, Inc., 6.75%, 2014	65,000	66,300
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	635,000	635,000

		$2,698,213

Total Bonds		$40,404,851

Common Stocks – 10.9%
Automotive – 0.1%
General Motors Corp. (l)	3,100	$34,317

Biotechnology – 1.1%
Amgen, Inc. (a)(l)	8,800	$551,144

Broadcasting – 0.0%
Idearc, Inc. (l)	15,600	$20,436

Cable TV – 1.6%
Cablevision Systems Corp., “A” (a)(l)	11,000	$267,080
Comcast Corp., “A” (l)	23,300	480,446
Time Warner Cable, Inc., “A” (a)(l)	2,300	65,389

		$812,915

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
D.R. Horton, Inc. (l)	18,300	$203,496
Masco Corp. (l)	36,400	600,236

		$803,732

Consumer Goods & Services – 0.0%
Central Garden & Pet Co. (a)	1,900	$8,778

Electronics – 0.4%
Intel Corp.	9,400	$208,586

Energy - Independent – 0.2%
Sandridge Energy, Inc. (a)(l)	2,090	$102,180

Energy - Integrated – 0.5%
Chevron Corp.	3,200	$270,592

Forest & Paper Products – 0.0%
Louisiana-Pacific Corp. (l)	2,000	$16,920

Gaming & Lodging – 0.5%
MGM Mirage (a)(l)	3,300	$95,766
Pinnacle Entertainment, Inc. (a)(l)	12,500	141,250

		$237,016

Insurance – 0.4%
Conseco, Inc. (a)	25,700	$215,366

Major Banks – 0.5%
Bank of America Corp. (l)	6,500	$213,850
JPMorgan Chase & Co.	500	20,315

		$234,165

Medical Equipment – 1.0%
Boston Scientific Corp. (a)(l)	38,000	$451,820
Pall Corp.	2,100	84,882

		$536,702

Printing & Publishing – 0.0%
Golden Books Family Entertainment, Inc. (a)	53,266	$0

Real Estate – 0.1%
Host Hotels & Resorts, Inc., REIT	4,000	$52,440

Special Products & Services – 0.4%
Buckeye Technologies, Inc. (a)(l)	20,100	$195,975

Specialty Stores – 0.7%
Sally Beauty Holdings, Inc. (a)(l)	45,600	$337,440

Telephone Services – 0.2%
Adelphia Business Solutions, Inc. (a)	40,000	$0
Windstream Corp. (l)	7,900	94,168

		$94,168

Utilities - Electric Power – 1.7%
Dynegy, Inc., “A” (a)(l)	38,000	$255,740
NRG Energy, Inc. (a)(l)	12,454	451,956
Reliant Energy, Inc. (a)(l)	11,100	201,004

		$908,700

Total Common Stocks		$5,641,572

Floating Rate Loans – 6.0% (g)(r)
Aerospace – 0.6%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.8%, 2014	$13,358	$12,419

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Aerospace – continued
Hawker Beechcraft Acquisition Co., Term Loan, 4.8%, 2014	$293,892	$273,228

		$285,647

Automotive – 1.2%
Federal-Mogul Corp., Term Loan B, 4.4%, 2015	$193,567	$150,982
Ford Motor Co., Term Loan B, 5.46%, 2013	448,705	351,953
Mark IV Industries, Inc., Second Lien Term Loan, 11.39%, 2011	270,476	109,543

		$612,478

Broadcasting – 0.4%
Young Broadcasting, Inc., Term Loan, 5.31%, 2012	$190,957	$164,223
Young Broadcasting, Inc., Term Loan B-1, 5.31%, 2012	70,394	60,539

		$224,762

Building – 0.2%
Roofing Supply Group, Inc., Term Loan, 7.8%, 2013	$155,330	$107,178

Computer Software – 0.7%
First Data Corp., Term Loan B-1, 5.24%, 2014	$393,033	$361,263

Energy - Independent – 0.2%
Crimson Exploration, Inc., Second Lien Term Loan, 8.21%, 2012	$111,133	$97,797

Forest & Paper Products – 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$76,325	$75,943

Gaming & Lodging – 0.5%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.89%, 2014 (o)	$450,000	$261,000

Medical & Health Technology & Services – 0.0%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	$902	$853
Community Health Systems, Inc., Term Loan B, 4.85%, 2014	17,600	16,652

		$17,505

Printing & Publishing – 0.4%
Idearc, Inc., Term Loan B, 4.79%, 2014	$24,348	$18,038
Tribune Co., Incremental Term Loan, 2014 (o)	293,995	199,734

		$217,772

Retailers – 0.1%
Burlington Coat Factory, Term Loan B, 2013 (o)	$83,868	$66,605

Specialty Stores – 0.4%
Michaels Stores, Inc., Term Loan B, 4.75%, 2013	$246,135	$197,626

Telecommunications - Wireless – 0.3%
ALLTEL Communications, Inc., Term Loan B-2, 2015 (o)	$130,208	$128,556

Utilities - Electric Power – 0.9%
Calpine Corp., First Priority Term Loan, 5.69%, 2009	$213,190	$199,980
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.26%, 2014	276,082	258,439

		$458,419

Total Floating Rate Loans		$3,112,551

Preferred Stocks – 1.7%
Broadcasting – 0.9%
Spanish Broadcasting Systems, Inc., “B”, 10.75% (p)	775	$488,250

Brokerage & Asset Managers – 0.8%
Merrill Lynch Co., Inc., 8.625% (a)(l)	20,000	$411,000

Total Preferred Stocks		$899,250

Collateral for Securities Loaned – 8.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	4,472,067	$4,472,067

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Repurchase Agreements – 3.2%
Merrill Lynch & Co., 2.19%, dated 7/31/08, due 8/01/08, total to be received $1,643,100 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$1,643,000	$1,643,000

Total Investments (k)		$56,173,291

Other Assets, Less Liabilities – (8.1)%		(4,192,590)

Net Assets – 100.0%		$51,980,701

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(e)	The rate shown represents a current effective yield.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of July 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $43,851,132 and 78.06% of market value. An independent pricing service provided an evaluated bid for 77.66% of the market value.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,144,664, representing 13.7% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	11/17/06 - 11/28/07	$13,160	$10,532
Anthracite Ltd., CDO, 6%, 2037	5/14/02	370,464	225,000
Autopistas del Sol S.A., 11.5%, 2017	5/16/07 - 5/24/07	130,196	62,250
Banc of America Commercial Mortgage, Inc., 6.388%, 2018	6/19/08	238,658	207,553
Falcon Franchise Loan LLC, FRN, 3.42%, 2025	1/29/03	62,864	52,074
Firekeepers Development Authority, 13.875%, 2015	4/22/08	331,576	312,800
Preferred Term Securities XII Ltd., 9.8%, 2033	1/07/05	236,250	140,625
Preferred Term Securities XVI Ltd., 14%, 2035	12/08/04	300,000	219,000
Preferred Term Securities XVII Ltd., 9.3%, 2035	3/09/05	187,000	69,424
Ticketmaster, 10.75%, 2016	7/16/08 - 7/17/08	101,125	103,500

Total Restricted Securities			$1,402,758
% of Net Assets			2.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Special Value Trust

Supplemental Information (Unaudited) 7/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$63,180,922

Gross unrealized appreciation	$196,562
Gross unrealized depreciation	(7,212,193)

Net unrealized appreciation (depreciation)	$(7,015,631)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At July 31, 2008, the value of securities loaned was $4,347,816. These loans were collateralized by cash of $4,472,067 and U.S. Treasury obligations of $2,617.

(3) Derivative Contracts at 7/31/08

Forward Foreign Currency Exchange Contracts at 7/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	216,318	8/25/2008	$340,168	$336,870	$3,298
Depreciation
SELL	EUR	164,004	8/25/2008	$254,677	$255,390	$(713)

Swap Agreements at 7/31/08

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	200,000		JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(35,252)
6/20/12	USD	100,000		Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(27,961)
6/20/12	USD	200,000		Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(57,797)
6/20/13	USD	205,000	(a)	Goldman Sachs International	5.00% (fixed rate)	(3)	(72,936)
6/20/13	USD	800,000	(b)	JPMorgan Chase Bank	(4)	5.00% (fixed rate)	44,970
9/20/13	USD	200,000		JPMorgan Chase Bank	5.30% (fixed rate)	(5)	4,311

							$(144,665)

MFS Special Value Trust

Supplemental Information (Unaudited) 7/31/08 - continued

Swap Agreements at 7/31/08 - continued

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(3)	Fund to pay notional amount upon a defined credit event by Station Casinos, Inc., 6.0%, 4/01/12.

(4)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX High Yield Index.

(5)	Fund to pay notional amount upon a defined credit event by Aramark Services, 8.5%, 2/01/15.

(a)	Net unamortized premiums received by the fund amounted to $34,250.

(b)	Net unamortized premiums paid by the fund amounted to $52,821.

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: September 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: September 12, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 12, 2008

*	Print name and title of each signing officer under his or her signature.